First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 22.5%
	Automobiles – 0.2%
517,645	Ford Motor Co.	6.50%	08/15/62	$12,470,068
	Banks – 3.0%
5,461	Atlantic Union Bankshares Corp., Series A	6.88%	(a)	116,592
393,826	Bank of America Corp., Series KK	5.38%	(a)	8,975,295
30	Bank of America Corp., Series LL	5.00%	(a)	647
922,751	Bank of America Corp., Series NN	4.38%	(a)	17,467,676
86,462	Bank of America Corp., Series SS	4.75%	(a)	1,766,419
185,575	Citizens Financial Group, Inc., Series D (b)	6.35%	(a)	4,407,406
486	Citizens Financial Group, Inc., Series E	5.00%	(a)	9,098
97,268	Fifth Third Bancorp, Series A	6.00%	(a)	2,382,093
337,184	Fulton Financial Corp., Series A	5.13%	(a)	5,598,940
6,945	Huntington Bancshares, Inc., Series H	4.50%	(a)	125,705
792	JPMorgan Chase & Co., Series DD	5.75%	(a)	19,935
51	JPMorgan Chase & Co., Series JJ	4.55%	(a)	1,045
366,117	JPMorgan Chase & Co., Series LL	4.63%	(a)	7,644,523
760,595	KeyCorp (b)	6.20%	(a)	16,345,187
218,650	KeyCorp, Series F	5.65%	(a)	4,517,309
551,392	New York Community Bancorp, Inc., Series A (b)	6.38%	(a)	12,886,031
48,834	Old National Bancorp, Series A	7.00%	(a)	1,203,758
817,944	Pinnacle Financial Partners, Inc., Series B	6.75%	(a)	19,229,863
2,058	Regions Financial Corp. (b)	5.70%	(a)	44,762
116,076	Texas Capital Bancshares, Inc., Series B	5.75%	(a)	2,235,624
146	Truist Financial Corp., Series R	4.75%	(a)	2,920
9,734	US Bancorp, Series K	5.50%	(a)	219,696
52,030	Valley National Bancorp, Series B, 3 Mo. LIBOR + 3.58% (c)	9.12%	(a)	1,262,768
187,555	Washington Federal, Inc., Series A	4.88%	(a)	2,914,605
166,690	Wells Fargo & Co., Series AA	4.70%	(a)	3,105,435
746,818	Wells Fargo & Co., Series Y	5.63%	(a)	17,363,518
61,971	Wells Fargo & Co., Series Z	4.75%	(a)	1,183,646
542,456	WesBanco, Inc., Series A (b)	6.75%	(a)	12,633,800
701,982	Wintrust Financial Corp., Series E (b)	6.88%	(a)	16,636,973
				160,301,269
	Capital Markets – 1.8%
106,463	Affiliated Managers Group, Inc.	5.88%	03/30/59	2,476,329
197,282	Affiliated Managers Group, Inc.	4.75%	09/30/60	3,649,717
980,305	Affiliated Managers Group, Inc. (d)	4.20%	09/30/61	16,616,170
1,505,915	Carlyle Finance LLC	4.63%	05/15/61	27,181,766
175,718	Goldman Sachs Group (The), Inc., Series J, 3 Mo. LIBOR + 3.64% (c)	8.98%	(a)	4,464,994
800,755	KKR Group Finance Co., IX LLC	4.63%	04/01/61	14,581,749
503,771	Oaktree Capital Group LLC, Series A	6.63%	(a)	11,385,225
823,904	Oaktree Capital Group LLC, Series B	6.55%	(a)	18,191,800
				98,547,750
	Consumer Finance – 0.1%
227,693	Capital One Financial Corp., Series I	5.00%	(a)	4,501,491
160,263	Capital One Financial Corp., Series J	4.80%	(a)	2,992,110
				7,493,601
	Diversified REITs – 0.4%
850,146	Global Net Lease, Inc., Series A	7.25%	(a)	18,788,227
	Diversified Telecommunication Services – 0.7%
78,274	AT&T, Inc.	5.35%	11/01/66	1,736,900

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Diversified Telecommunication Services (Continued)
363,071	AT&T, Inc., Series C	4.75%	(a)	$6,709,552
944,403	Qwest Corp.	6.50%	09/01/56	13,674,955
984,718	Qwest Corp.	6.75%	06/15/57	14,534,438
				36,655,845
	Electric Utilities – 0.6%
133,530	SCE Trust III, Series H (b)	5.75%	(a)	3,137,955
442,998	SCE Trust IV, Series J (b)	5.38%	(a)	9,028,299
931,222	SCE Trust V, Series K (b)	5.45%	(a)	21,036,305
23,147	Southern (The) Co., Series C	4.20%	10/15/60	474,977
				33,677,536
	Financial Services – 1.3%
514,904	Apollo Asset Management, Inc., Series B	6.38%	(a)	12,795,364
1,271,099	Equitable Holdings, Inc., Series A	5.25%	(a)	26,426,148
1,293,145	Jackson Financial, Inc. (b)	8.00%	(a)	32,263,968
				71,485,480
	Food Products – 0.6%
43,747	CHS, Inc., Series 2 (b)	7.10%	(a)	1,108,987
1,218,708	CHS, Inc., Series 3 (b)	6.75%	(a)	30,796,751
				31,905,738
	Gas Utilities – 0.3%
1,067,767	South Jersey Industries, Inc. (d)	5.63%	09/16/79	13,950,376
	Independent Power & Renewable Electricity Producers – 0.5%
891,011	Brookfield BRP Holdings Canada, Inc.	4.63%	(a)	14,131,434
661,239	Brookfield Renewable Partners L.P., Series 17	5.25%	(a)	13,661,198
				27,792,632
	Insurance – 7.5%
2,086,912	Aegon Funding Co., LLC	5.10%	12/15/49	44,284,273
17,746	Allstate (The) Corp., Series H	5.10%	(a)	382,071
852,076	Allstate (The) Corp., Series J	7.38%	(a)	22,869,720
1,811,098	American Equity Investment Life Holding Co., Series A (b)	5.95%	(a)	38,087,391
916,374	American Equity Investment Life Holding Co., Series B (b)	6.63%	(a)	21,259,877
312,756	AmTrust Financial Services, Inc.	7.25%	06/15/55	4,878,994
363,925	AmTrust Financial Services, Inc.	7.50%	09/15/55	5,882,848
24,334	Arch Capital Group Ltd., Series F	5.45%	(a)	556,032
536,629	Arch Capital Group Ltd., Series G	4.55%	(a)	10,448,167
118,214	Argo Group International Holdings Ltd. (b)	7.00%	(a)	2,698,826
303,311	Aspen Insurance Holdings Ltd.	5.63%	(a)	5,847,836
1,711,649	Aspen Insurance Holdings Ltd.	5.63%	(a)	31,340,293
539,884	Aspen Insurance Holdings Ltd. (b)	9.59%	(a)	13,799,435
579,255	Assurant, Inc.	5.25%	01/15/61	11,086,941
899,166	Athene Holding Ltd., Series A (b)	6.35%	(a)	19,233,161
63,751	Athene Holding Ltd., Series B	5.63%	(a)	1,273,107
37,110	Athene Holding Ltd., Series C (b)	6.38%	(a)	879,136
116,860	Athene Holding Ltd., Series D	4.88%	(a)	1,957,405
1,574,033	Athene Holding Ltd., Series E (b)	7.75%	(a)	39,146,201
426,873	Axis Capital Holdings Ltd., Series E	5.50%	(a)	8,721,015
754,186	CNO Financial Group, Inc. (d)	5.13%	11/25/60	12,255,522
1,262,506	Delphi Financial Group, Inc., 3 Mo. LIBOR + 3.19% (c)	8.51%	05/15/37	28,374,822
372,530	Globe Life, Inc.	4.25%	06/15/61	7,320,214

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
907,807	Lincoln National Corp., Series D	9.00%	(a)	$24,692,350
1,900	Metlife, Inc., Series F	4.75%	(a)	40,052
221,423	Phoenix Cos. (The), Inc.	7.45%	01/15/32	3,897,045
664,762	Prudential Financial, Inc.	5.95%	09/01/62	17,017,907
2	Reinsurance Group of America, Inc. (b)	7.13%	10/15/52	51
103,609	RenaissanceRe Holdings Ltd., Series F	5.75%	(a)	2,396,476
1,061,951	RenaissanceRe Holdings Ltd., Series G	4.20%	(a)	19,168,216
21,531	Selective Insurance Group, Inc., Series B	4.60%	(a)	376,362
274,908	W.R. Berkley Corp.	5.10%	12/30/59	5,921,518
				406,093,264
	Mortgage Real Estate Investment Trusts – 0.6%
2,312	AGNC Investment Corp., Series C, 3 Mo. LIBOR + 5.11% (c)	10.68%	(a)	59,326
300,285	AGNC Investment Corp., Series D (b)	6.88%	(a)	6,900,549
134,801	AGNC Investment Corp., Series E (b)	6.50%	(a)	3,123,339
661,920	AGNC Investment Corp., Series F (b)	6.13%	(a)	14,059,181
272,319	Annaly Capital Management, Inc., Series I (b)	6.75%	(a)	6,320,524
				30,462,919
	Multi-Utilities – 1.5%
409,660	Algonquin Power & Utilities Corp. (b)	6.88%	10/17/78	10,151,375
907,287	Algonquin Power & Utilities Corp., Series 19-A (b)	6.20%	07/01/79	21,049,058
14,547	BIP Bermuda Holdings I Ltd.	5.13%	(a)	252,972
631,167	Brookfield Infrastructure Finance ULC	5.00%	05/24/81	11,304,201
639,721	Brookfield Infrastructure Partners L.P., Series 13	5.13%	(a)	11,265,423
60,610	Brookfield Infrastructure Partners L.P., Series 14	5.00%	(a)	1,027,339
170,444	CMS Energy Corp.	5.88%	10/15/78	4,116,223
5,502	CMS Energy Corp.	5.88%	03/01/79	134,689
189,959	CMS Energy Corp., Series C	4.20%	(a)	3,550,334
182,071	DTE Energy Co., Series E	5.25%	12/01/77	4,358,780
499,437	Sempra	5.75%	07/01/79	12,161,291
				79,371,685
	Oil, Gas & Consumable Fuels – 1.3%
2,111,571	Energy Transfer L.P., Series E (b)	7.60%	(a)	52,155,804
797,413	NuStar Energy L.P., Series A, 3 Mo. LIBOR + 6.77% (c)	12.27%	(a)	20,381,876
				72,537,680
	Real Estate Management & Development – 1.4%
1,571,231	Brookfield Property Partners L.P., Series A	5.75%	(a)	21,250,899
162,690	Brookfield Property Partners L.P., Series A-1	6.50%	(a)	2,497,292
1,291,174	Brookfield Property Partners L.P., Series A2	6.38%	(a)	18,876,964
1,518,484	Brookfield Property Preferred L.P.	6.25%	07/26/81	24,675,365
677	DigitalBridge Group, Inc., Series H	7.13%	(a)	14,467
457,268	DigitalBridge Group, Inc., Series I	7.15%	(a)	9,735,236
40,696	DigitalBridge Group, Inc., Series J	7.13%	(a)	864,790
				77,915,013
	Specialized REITs – 0.0%
333	Digital Realty Trust, Inc., Series L	5.20%	(a)	7,253
957	National Storage Affiliates Trust, Series A	6.00%	(a)	22,585
				29,838
	Trading Companies & Distributors – 0.3%
543,433	Air Lease Corp., Series A (b)	6.15%	(a)	12,819,584

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Trading Companies & Distributors (Continued)
9,799	WESCO International, Inc., Series A (b)	10.63%	(a)	$265,749
				13,085,333
	Wireless Telecommunication Services – 0.4%
259,030	United States Cellular Corp.	6.25%	09/01/69	4,245,502
313,965	United States Cellular Corp.	5.50%	03/01/70	4,530,515
985,656	United States Cellular Corp.	5.50%	06/01/70	14,193,446
				22,969,463
	Total $25 Par Preferred Securities			1,215,533,717
	(Cost $1,444,110,721)
$100 PAR PREFERRED SECURITIES – 0.2%
	Banks – 0.2%
49,330	CoBank ACB, Series H (b)	6.20%	(a)	4,761,578
85,015	Farm Credit Bank of Texas (b) (e)	6.75%	(a)	8,448,366
				13,209,944
	Food Products – 0.0%
700	Dairy Farmers of America, Inc. (e)	7.88%	(a)	64,750
	Total $100 Par Preferred Securities			13,274,694
	(Cost $14,076,640)
$1,000 PAR PREFERRED SECURITIES – 3.6%
	Banks – 3.5%
63,260	Bank of America Corp., Series L	7.25%	(a)	77,050,680
94,460	Wells Fargo & Co., Series L	7.50%	(a)	111,367,395
				188,418,075
	Financial Services – 0.1%
7,900	Compeer Financial ACA (b) (e)	6.75%	(a)	7,900,125
	Total $1,000 Par Preferred Securities			196,318,200
	(Cost $221,434,825)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 70.1%
	Banks – 34.4%
$15,549,000	Australia & New Zealand Banking Group Ltd. (b) (e) (f)	6.75%	(a)	15,509,428
35,200,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (b) (f)	6.50%	(a)	33,605,440
17,750,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.50%	(a)	16,115,935
15,700,000	Banco Mercantil del Norte S.A. (b) (e) (f)	7.63%	(a)	14,459,962
21,630,000	Banco Mercantil del Norte S.A. (b) (e) (f)	8.38%	(a)	21,220,328
35,600,000	Banco Santander S.A. (b) (f)	4.75%	(a)	28,389,145
43,400,000	Banco Santander S.A. (b) (f) (g)	7.50%	(a)	42,171,563
14,075,000	Bank of America Corp., Series RR (b)	4.38%	(a)	12,371,890
45,283,000	Bank of America Corp., Series TT (b)	6.13%	(a)	45,092,811
1,350,000	Bank of America Corp., Series X (b)	6.25%	(a)	1,340,820
13,800,000	Bank of Nova Scotia (The) (b)	4.90%	(a)	13,104,669
33,764,000	Bank of Nova Scotia (The) (b)	8.63%	10/27/82	35,127,650
3,000,000	Bank of Nova Scotia (The), Series 2 (b)	3.63%	10/27/81	2,176,825
15,075,000	Barclays PLC (b) (f)	4.38%	(a)	11,000,857
5,760,000	Barclays PLC (b) (f)	7.75%	(a)	5,755,392
89,400,000	Barclays PLC (b) (f)	8.00%	(a)	88,253,892
126,420,000	Barclays PLC (b) (f)	8.00%	(a)	117,886,650

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$11,600,000	BBVA Bancomer S.A. (b) (e) (f)	5.88%	09/13/34	$10,391,692
31,600,000	BBVA Bancomer S.A. (b) (e) (f)	8.45%	06/29/38	32,200,400
56,850,000	BNP Paribas S.A. (b) (e) (f)	4.63%	(a)	43,616,948
41,770,000	BNP Paribas S.A. (b) (e) (f)	7.75%	(a)	41,682,283
8,300,000	BNP Paribas S.A. (b) (e) (f)	9.25%	(a)	8,740,529
37,946,000	Citigroup, Inc. (b)	3.88%	(a)	33,123,063
8,000,000	Citigroup, Inc. (b)	7.38%	(a)	8,160,000
16,365,000	Citigroup, Inc., Series M (b)	6.30%	(a)	16,078,612
16,200,000	Citigroup, Inc., Series P (b)	5.95%	(a)	15,742,596
17,355,000	Citigroup, Inc., Series T (b)	6.25%	(a)	17,209,744
19,803,000	Citigroup, Inc., Series W (b)	4.00%	(a)	17,821,512
2,860,000	Citigroup, Inc., Series Y (b)	4.15%	(a)	2,402,400
11,289,000	Citizens Financial Group, Inc., Series F (b)	5.65%	(a)	10,758,417
8,653,000	Citizens Financial Group, Inc., Series G (b)	4.00%	(a)	6,716,891
18,474,000	CoBank ACB, Series I (b)	6.25%	(a)	17,823,716
35,655,000	CoBank ACB, Series K (b)	6.45%	(a)	33,821,247
11,200,000	Commerzbank AG (b) (f) (g)	7.00%	(a)	10,396,378
11,810,000	Credit Agricole S.A. (b) (e) (f)	6.88%	(a)	11,574,981
18,200,000	Credit Agricole S.A. (b) (e) (f)	8.13%	(a)	18,318,027
18,000,000	Danske Bank A.S. (b) (f) (g)	4.38%	(a)	15,563,376
23,210,000	Danske Bank A.S. (b) (f) (g)	7.00%	(a)	22,309,847
7,650,000	Farm Credit Bank of Texas, Series 3 (b) (e)	6.20%	(a)	6,770,250
20,300,000	Farm Credit Bank of Texas, Series 4 (b) (e)	5.70%	(a)	18,980,500
18,985,000	Fifth Third Bancorp, Series L (b)	4.50%	(a)	17,463,732
12,800,000	HSBC Holdings PLC (b) (f)	4.60%	(a)	10,245,716
56,700,000	HSBC Holdings PLC (b) (f)	8.00%	(a)	57,185,720
3,250,000	Huntington Bancshares, Inc., Series G (b)	4.45%	(a)	2,778,035
17,836,000	ING Groep N.V. (b) (f)	5.75%	(a)	16,027,161
4,579,000	ING Groep N.V. (b) (f)	6.50%	(a)	4,319,933
10,000,000	ING Groep N.V. (b) (f) (g)	7.50%	(a)	9,410,710
87,945,000	Intesa Sanpaolo S.p.A. (b) (e) (f)	7.70%	(a)	84,866,925
4,800,000	JPMorgan Chase & Co., Series S (b)	6.75%	(a)	4,800,000
1,500,000	Keycorp	5.00%	(a)	1,206,794
21,145,000	Lloyds Banking Group PLC (b) (f)	6.75%	(a)	19,689,575
19,068,000	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	18,599,309
42,017,000	Lloyds Banking Group PLC (b) (f)	7.50%	(a)	39,821,612
70,995,000	Lloyds Banking Group PLC (b) (f)	8.00%	(a)	66,628,807
3,083,602	M&T Bank Corp. (b)	3.50%	(a)	2,309,988
2,195,000	M&T Bank Corp., Series F (b)	5.13%	(a)	1,852,909
7,932,000	M&T Bank Corp., Series G (b)	5.00%	(a)	6,940,290
7,700,000	NatWest Group PLC (b) (f)	6.00%	(a)	7,225,295
24,825,000	NatWest Group PLC (b) (f)	8.00%	(a)	24,573,399
25,511,000	PNC Financial Services Group (The), Inc., Series U (b)	6.00%	(a)	23,613,879
22,095,000	PNC Financial Services Group (The), Inc., Series V (b)	6.20%	(a)	21,321,675
51,816,000	PNC Financial Services Group (The), Inc., Series W (b)	6.25%	(a)	47,511,236
79,050,000	Societe Generale S.A. (b) (e) (f)	5.38%	(a)	63,247,905
33,820,000	Societe Generale S.A. (b) (e) (f)	9.38%	(a)	34,491,327
56,835,000	Standard Chartered PLC (b) (e) (f)	4.30%	(a)	44,524,539
52,790,000	Standard Chartered PLC (b) (e) (f)	7.75%	(a)	52,673,869
10,800,000	Svenska Handelsbanken AB (b) (f) (g)	4.75%	(a)	8,564,519
3,200,000	Swedbank AB (b) (f) (g)	7.63%	(a)	3,008,774
5,695,000	Texas Capital Bancshares, Inc. (b)	4.00%	05/06/31	4,561,482
56,130,000	Toronto-Dominion Bank (The) (b)	8.13%	10/31/82	57,802,674
5,000,000	Truist Financial Corp., Series N (b)	4.80%	(a)	4,462,500
3,500,000	Truist Financial Corp., Series P (b)	4.95%	(a)	3,309,931

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$74,380,000	UniCredit S.p.A. (b) (f) (g)	8.00%	(a)	$73,649,588
4,400,000	UniCredit S.p.A. (b) (e)	7.30%	04/02/34	4,272,864
13,500,000	UniCredit S.p.A. (b) (e)	5.46%	06/30/35	11,791,739
43,600,000	Wells Fargo & Co. (b)	7.63%	(a)	44,935,904
38,777,000	Wells Fargo & Co., Series BB (b)	3.90%	(a)	34,892,514
				1,858,369,495
	Capital Markets – 4.6%
40,096,000	Apollo Management Holdings L.P. (b) (e)	4.95%	01/14/50	33,697,945
40,400,000	Ares Finance Co. III LLC (b) (e)	4.13%	06/30/51	30,260,604
14,033,000	Charles Schwab (The) Corp., Series G (b)	5.38%	(a)	13,755,312
7,668,000	Charles Schwab (The) Corp., Series H (b)	4.00%	(a)	6,015,458
62,820,000	Charles Schwab (The) Corp., Series I (b)	4.00%	(a)	56,160,452
15,800,000	Charles Schwab (The) Corp., Series K (b)	5.00%	(a)	14,294,172
81,425,000	Credit Suisse Group AG (b) (f) (h) (i)	5.25%	(a)	0
1,200,000	Credit Suisse Group AG (b) (f) (h) (i)	6.25%	(a)	0
51,775,000	Credit Suisse Group AG (b) (f) (h) (i)	6.38%	(a)	0
76,900,000	Credit Suisse Group AG (b) (f) (h) (i)	7.50%	(a)	0
27,200,000	Credit Suisse Group AG (b) (f) (h) (i)	9.75%	(a)	0
63,400,000	Deutsche Bank AG, Series 2020 (b) (f)	6.00%	(a)	53,078,008
25,475,000	EFG International AG (b) (f) (g)	5.50%	(a)	19,572,442
24,875,000	Goldman Sachs Group (The), Inc., Series R (b)	4.95%	(a)	23,522,049
				250,356,442
	Construction Materials – 0.5%
27,550,000	Cemex SAB de CV (b) (e)	9.13%	(a)	28,687,653
	Consumer Finance – 1.2%
31,492,000	Ally Financial, Inc., Series B (b)	4.70%	(a)	23,992,967
28,779,000	American Express Co. (b)	3.55%	(a)	24,218,509
23,077,000	Capital One Financial Corp., Series M (b)	3.95%	(a)	18,425,831
				66,637,307
	Electric Utilities – 0.9%
3,000,000	American Electric Power Co., Inc. (b)	3.88%	02/15/62	2,435,639
4,610,000	Edison International, Series A (b)	5.38%	(a)	4,102,803
6,355,000	Edison International, Series B (b)	5.00%	(a)	5,506,425
5,000,000	NextEra Energy Capital Holdings, Inc. (b)	5.65%	05/01/79	4,676,132
30,516,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (c)	9.50%	(a)	30,549,568
				47,270,567
	Financial Services – 2.9%
64,250,000	American AgCredit Corp. (b) (e)	5.25%	(a)	57,102,187
28,250,000	Capital Farm Credit ACA, Series 1 (b) (e)	5.00%	(a)	25,283,750
13,950,000	Compeer Financial ACA (b) (e)	4.88%	(a)	12,589,875
53,491,000	Corebridge Financial, Inc. (b)	6.88%	12/15/52	52,277,028
10,548,000	Voya Financial, Inc., Series A (b)	6.13%	(a)	10,305,052
				157,557,892
	Food Products – 2.0%
10,700,000	Dairy Farmers of America, Inc. (h)	7.13%	(a)	9,603,250
20,360,000	Land O’Lakes Capital Trust I (h)	7.45%	03/15/28	19,240,200
44,888,000	Land O’Lakes, Inc. (e)	7.00%	(a)	37,108,236
14,010,000	Land O’Lakes, Inc. (e)	7.25%	(a)	11,132,346

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Food Products (Continued)
$31,520,000	Land O’Lakes, Inc. (e)	8.00%	(a)	$29,628,800
				106,712,832
	Insurance – 9.7%
6,700,000	Allianz SE (b) (e)	3.50%	(a)	5,676,374
34,710,000	Assurant, Inc. (b)	7.00%	03/27/48	33,850,709
12,999,000	Assured Guaranty Municipal Holdings, Inc. (b) (e)	6.40%	12/15/66	11,653,584
38,875,000	AXIS Specialty Finance LLC (b)	4.90%	01/15/40	31,278,355
22,400,000	CNP Assurances SACA (b) (g)	4.88%	(a)	16,936,506
23,688,000	Enstar Finance LLC (b)	5.75%	09/01/40	20,743,378
52,217,000	Enstar Finance LLC (b)	5.50%	01/15/42	40,645,754
13,700,000	Fortegra Financial Corp. (b) (h)	8.50%	10/15/57	13,117,750
15,000,000	Global Atlantic Fin Co. (e)	7.95%	06/15/33	15,042,451
87,495,000	Global Atlantic Fin Co. (b) (e)	4.70%	10/15/51	63,137,048
44,951,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (c) (e)	7.45%	02/12/47	38,499,618
26,429,000	Kuvare US Holdings, Inc. (b) (e)	7.00%	02/17/51	27,486,160
4,310,000	La Mondiale SAM (b) (g)	5.88%	01/26/47	4,131,868
40,630,000	Lancashire Holdings Ltd. (b) (g)	5.63%	09/18/41	33,778,238
35,910,000	Liberty Mutual Group, Inc. (b) (e)	4.13%	12/15/51	28,778,116
11,853,000	Lincoln National Corp., Series C (b)	9.25%	(a)	12,594,231
47,448,000	Prudential Financial, Inc. (b)	6.00%	09/01/52	45,592,522
47,900,000	QBE Insurance Group Ltd. (b) (e)	5.88%	(a)	46,092,113
18,999,000	QBE Insurance Group Ltd. (b) (g)	6.75%	12/02/44	18,823,775
16,000,000	QBE Insurance Group Ltd. (b) (g)	5.88%	06/17/46	15,383,083
				523,241,633
	Multi-Utilities – 3.1%
84,274,000	Algonquin Power & Utilities Corp. (b)	4.75%	01/18/82	68,080,751
20,899,000	CenterPoint Energy, Inc., Series A (b)	6.13%	(a)	20,491,955
17,052,000	CMS Energy Corp. (b)	3.75%	12/01/50	13,171,857
5,730,000	Dominion Energy, Inc., Series B (b)	4.65%	(a)	5,245,834
16,195,000	Dominion Energy, Inc., Series C (b)	4.35%	(a)	13,982,763
59,610,000	Sempra (b)	4.13%	04/01/52	49,041,544
				170,014,704
	Oil, Gas & Consumable Fuels – 7.0%
27,792,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (c)	9.63%	01/22/78	23,697,266
57,082,000	Enbridge, Inc. (b)	6.25%	03/01/78	52,929,176
34,400,000	Enbridge, Inc. (b)	7.63%	01/15/83	34,843,794
65,166,000	Enbridge, Inc., Series 16-A (b)	6.00%	01/15/77	61,671,349
40,850,000	Enbridge, Inc., Series 20-A (b)	5.75%	07/15/80	37,390,438
8,631,000	Energy Transfer L.P., Series B (b)	6.63%	(a)	6,872,434
37,976,000	Energy Transfer L.P., Series F (b)	6.75%	(a)	34,636,906
51,646,000	Energy Transfer L.P., Series G (b)	7.13%	(a)	45,489,856
9,000,000	Energy Transfer L.P., Series H (b)	6.50%	(a)	8,174,763
1,662,000	Enterprise Products Operating LLC (b)	5.38%	02/15/78	1,399,076
15,018,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (c)	8.30%	08/16/77	15,029,106
3,330,000	Enterprise Products Operating LLC, Series E (b)	5.25%	08/16/77	2,963,432
27,600,000	Transcanada Trust (b)	5.50%	09/15/79	23,577,445
34,700,000	Transcanada Trust (b)	5.60%	03/07/82	29,274,222
				377,949,263

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Retail REITs – 0.5%
$3,700,000	Scentre Group Trust 2 (b) (e)	4.75%	09/24/80	$3,330,551
27,435,000	Scentre Group Trust 2 (b) (e)	5.13%	09/24/80	23,155,280
				26,485,831
	Trading Companies & Distributors – 3.3%
133,233,000	AerCap Holdings N.V. (b)	5.88%	10/10/79	128,988,999
15,700,000	Air Lease Corp., Series B (b)	4.65%	(a)	13,962,215
47,800,000	Aircastle Ltd. (b) (e)	5.25%	(a)	36,328,000
				179,279,214
	Total Capital Preferred Securities			3,792,562,833
	(Cost $4,310,908,984)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.8%
	Insurance – 1.8%
104,408,028	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (e) (j)	7.63%	10/15/25	97,780,206
	(Cost $107,275,049)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
12,296,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	12,250,429
	(Cost $12,296,095)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 0.3%
	Capital Markets – 0.3%
156,011	Invesco Preferred ETF	1,781,646
146,537	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	13,452,096
	Total Exchange-Traded Funds	15,233,742
	(Cost $15,154,785)
	Total Investments – 98.7%	5,342,953,821
	(Cost $6,125,257,099)
	Net Other Assets and Liabilities – 1.3%	68,284,111
	Net Assets – 100.0%	$5,411,237,932

(a)	Perpetual maturity.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	Floating or variable rate security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(e)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $1,234,314,569 or 22.8% of net assets.
(f)	This security is contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2023, securities noted as such amounted to $1,320,568,186 or 24.4% of net assets. Of these securities, 7.1% originated in emerging markets, and 92.9% originated in foreign markets.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(i)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(j)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2022 through July 31, 2023) this security paid all of its interest in cash.

Abbreviations throughout the Portfolio of Investments:
LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$25 Par Preferred Securities:
Gas Utilities	$ 13,950,376	$ —	$ 13,950,376	$ —
Insurance	406,093,264	363,059,555	43,033,709	—
Other Industry Categories*	795,490,077	795,490,077	—	—
$100 Par Preferred Securities*	13,274,694	—	13,274,694	—
$1,000 Par Preferred Securities:
Banks	188,418,075	188,418,075	—	—
Financial Services	7,900,125	—	7,900,125	—
Capital Preferred Securities:
Capital Markets	250,356,442	—	250,356,442	—**
Other Industry Categories*	3,542,206,391	—	3,542,206,391	—
Foreign Corporate Bonds and Notes*	97,780,206	—	97,780,206	—
Corporate Bonds and Notes*	12,250,429	—	12,250,429	—
Exchange-Traded Funds*	15,233,742	15,233,742	—	—
Total Investments	$ 5,342,953,821	$ 1,362,201,449	$ 3,980,752,372	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Preferred Securities and Income ETF (FPE)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
Capital Preferred Securities	$—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Purchases	—
Sales	—
Transfers In	—
Capital Preferred Securities	—*
Transfers Out	—
Ending Balance at July 31, 2023
Capital Preferred Securities	—*
Total Level 3 Holdings	$—*

* Investments are valued at $0.
There was a net change of $(191,663,982) in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2023.

Restricted Securities
As of July 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
FPE
Credit Suisse Group AG, 5.25%	08/04/20-06/07/22	$81,425,000	$—	$75,186,582	$—	—%
Credit Suisse Group AG, 6.25%	06/07/22	1,200,000	—	1,161,000	—	—
Credit Suisse Group AG, 6.38%	08/14/19-09/16/22	51,775,000	—	47,596,750	—	—
Credit Suisse Group AG, 7.50%	07/09/18-09/08/21	76,900,000	—	81,531,270	—	—
Credit Suisse Group AG, 9.75%	06/16/22-12/05/22	27,200,000	—	26,599,500	—	—
Dairy Farmers of America, Inc., 7.13%	09/15/16-12/08/21	10,700,000	89.75	10,903,500	9,603,250	0.18
Fortegra Financial Corp., 8.50%, 10/15/57	10/12/17-03/12/18	13,700,000	95.75	13,718,701	13,117,750	0.24
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	03/20/15-05/08/18	20,360,000	94.50	21,605,158	19,240,200	0.36
				$278,302,461	$41,961,200	0.78%

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments
July 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$1,000 PAR PREFERRED SECURITIES – 1.8%
	Banks – 1.8%
6,831	Bank of America Corp., Series L	7.25%	(a)	$8,320,158
8,568	Wells Fargo & Co., Series L	7.50%	(a)	10,101,587
	Total $1,000 Par Preferred Securities			18,421,745
	(Cost $20,753,594)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES – 93.8%
	Banks – 48.0%
$4,950,000	Australia & New Zealand Banking Group Ltd. (b) (c) (d)	6.75%	(a)	4,937,402
1,145,000	Australia & New Zealand Banking Group Ltd. (c) (d) (e)	6.75%	(a)	1,142,086
5,400,000	Banco Bilbao Vizcaya Argentaria S.A., Series 9 (c) (d)	6.50%	(a)	5,155,380
2,000,000	Banco Mercantil del Norte S.A. (b) (c) (d)	6.63%	(a)	1,605,000
4,701,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.50%	(a)	4,268,226
3,592,000	Banco Mercantil del Norte S.A. (b) (c) (d)	7.63%	(a)	3,308,292
1,400,000	Banco Mercantil del Norte S.A. (b) (c) (d)	8.38%	(a)	1,373,484
9,000,000	Banco Santander S.A. (c) (d)	4.75%	(a)	7,177,031
5,000,000	Banco Santander S.A. (c) (d) (e)	7.50%	(a)	4,858,475
3,656,000	Bank of America Corp., Series RR (d)	4.38%	(a)	3,213,615
23,796,000	Bank of America Corp., Series TT (d)	6.13%	(a)	23,696,057
2,684,000	Bank of America Corp., Series X (d)	6.25%	(a)	2,665,749
3,200,000	Bank of Nova Scotia (The) (d)	4.90%	(a)	3,038,764
19,400,000	Bank of Nova Scotia (The) (d)	8.63%	10/27/82	20,183,521
1,000,000	Bank of Nova Scotia (The), Series 2 (d)	3.63%	10/27/81	725,608
6,300,000	Barclays PLC (c) (d)	4.38%	(a)	4,597,373
2,000,000	Barclays PLC (c) (d)	7.75%	(a)	1,998,400
11,470,000	Barclays PLC (c) (d)	8.00%	(a)	11,322,955
20,050,000	Barclays PLC (c) (d)	8.00%	(a)	18,696,625
700,000	BBVA Bancomer S.A. (b) (c) (d)	5.88%	09/13/34	627,085
7,200,000	BBVA Bancomer S.A. (b) (c) (d)	8.45%	06/29/38	7,336,800
9,800,000	BNP Paribas S.A. (b) (c) (d)	4.63%	(a)	7,518,841
10,890,000	BNP Paribas S.A. (b) (c) (d)	7.75%	(a)	10,867,131
1,000,000	BNP Paribas S.A. (b) (c) (d)	9.25%	(a)	1,053,076
8,195,000	Citigroup, Inc. (d)	3.88%	(a)	7,153,415
1,281,000	Citigroup, Inc., 3 Mo. CME Term SOFR + CSA + 4.07% (f)	9.70%	(a)	1,289,646
3,467,000	Citigroup, Inc., Series M (d)	6.30%	(a)	3,406,327
11,414,000	Citigroup, Inc., Series P (d)	5.95%	(a)	11,091,728
4,149,000	Citigroup, Inc., Series W (d)	4.00%	(a)	3,733,851
2,979,000	Citigroup, Inc., Series Y (d)	4.15%	(a)	2,502,360
7,028,000	Citizens Financial Group, Inc., Series F (d)	5.65%	(a)	6,697,684
12,941,000	Citizens Financial Group, Inc., Series G (d)	4.00%	(a)	10,045,451
1,358,000	CoBank ACB, Series I (d)	6.25%	(a)	1,310,198
3,185,000	CoBank ACB, Series K (d)	6.45%	(a)	3,021,194
400,000	Commerzbank AG (c) (d) (e)	7.00%	(a)	371,299
1,000,000	CoreStates Capital III, 3 Mo. LIBOR + 0.57% (b) (f)	5.89%	02/15/27	930,808
2,306,000	Credit Agricole S.A. (b) (c) (d)	6.88%	(a)	2,260,111
3,000,000	Credit Agricole S.A. (c) (d) (e)	7.88%	(a)	2,994,180
3,400,000	Danske Bank A.S. (c) (d) (e)	4.38%	(a)	2,939,749
1,400,000	Danske Bank A.S. (c) (d) (e)	7.00%	(a)	1,345,704
800,000	Farm Credit Bank of Texas, Series 3 (b) (d)	6.20%	(a)	708,000
1,100,000	Farm Credit Bank of Texas, Series 4 (b) (d)	5.70%	(a)	1,028,500
3,290,000	Fifth Third Bancorp, Series L (d)	4.50%	(a)	3,026,372
4,200,000	HSBC Holdings PLC (c) (d)	4.60%	(a)	3,361,876
16,600,000	HSBC Holdings PLC (c) (d)	8.00%	(a)	16,742,204
735,000	Huntington Bancshares, Inc., Series F (d)	5.63%	(a)	676,999
3,700,000	Huntington Bancshares, Inc., Series G (d)	4.45%	(a)	3,162,686

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Banks (Continued)
$3,750,000	ING Groep N.V. (c) (d)	5.75%	(a)	$3,369,694
400,000	ING Groep N.V. (c) (d)	6.50%	(a)	377,369
10,700,000	ING Groep N.V. (c) (d) (e)	7.50%	(a)	10,069,460
23,670,000	Intesa Sanpaolo S.p.A. (b) (c) (d)	7.70%	(a)	22,841,550
8,295,000	JPMorgan Chase & Co., Series KK (d)	3.65%	(a)	7,468,818
7,241,000	JPMorgan Chase & Co., Series Q, 3 Mo. CME Term SOFR+ 3.51% (f)	8.55%	(a)	7,274,926
2,533,000	JPMorgan Chase & Co., Series S (d)	6.75%	(a)	2,533,000
1,550,000	Lloyds Banking Group PLC (c) (d)	6.75%	(a)	1,443,312
3,548,000	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	3,460,790
4,340,000	Lloyds Banking Group PLC (c) (d)	7.50%	(a)	4,113,235
15,580,000	Lloyds Banking Group PLC (c) (d)	8.00%	(a)	14,621,830
392,742	M&T Bank Corp. (d)	3.50%	(a)	294,211
370,000	M&T Bank Corp., Series F (d)	5.13%	(a)	312,336
2,341,000	M&T Bank Corp., Series G (d)	5.00%	(a)	2,048,313
18,781,000	NatWest Group PLC (c) (d)	6.00%	(a)	17,623,151
1,550,000	NatWest Group PLC (c) (d)	8.00%	(a)	1,534,291
9,424,000	PNC Financial Services Group (The), Inc., Series U (d)	6.00%	(a)	8,723,186
14,185,000	PNC Financial Services Group (The), Inc., Series V (d)	6.20%	(a)	13,688,525
8,499,000	PNC Financial Services Group (The), Inc., Series W (d)	6.25%	(a)	7,792,921
5,000,000	Regions Financial Corp., Series D (d)	5.75%	(a)	4,808,392
5,600,000	Societe Generale S.A. (b) (c) (d)	5.38%	(a)	4,480,560
2,639,000	Societe Generale S.A. (b) (c) (d)	8.00%	(a)	2,586,550
7,200,000	Societe Generale S.A. (b) (c) (d)	9.38%	(a)	7,342,920
10,170,000	Standard Chartered PLC (b) (c) (d)	7.75%	(a)	10,147,627
2,000,000	Svenska Handelsbanken AB (c) (d) (e)	4.75%	(a)	1,586,022
600,000	Swedbank AB (c) (d) (e)	7.63%	(a)	564,145
1,200,000	Swedbank AB, Series NC5 (c) (d) (e)	5.63%	(a)	1,147,447
463,000	Texas Capital Bancshares, Inc. (d)	4.00%	05/06/31	370,846
31,370,000	Toronto-Dominion Bank (The) (d)	8.13%	10/31/82	32,304,826
7,800,000	Truist Financial Corp., Series N (d)	4.80%	(a)	6,961,500
9,300,000	UniCredit S.p.A. (c) (d) (e)	8.00%	(a)	9,208,674
600,000	UniCredit S.p.A. (b) (d)	7.30%	04/02/34	582,663
750,000	UniCredit S.p.A. (b) (d)	5.46%	06/30/35	655,097
11,640,000	Wells Fargo & Co. (d)	7.63%	(a)	11,996,650
13,695,000	Wells Fargo & Co., Series BB (d)	3.90%	(a)	12,323,103
				477,825,258
	Capital Markets – 6.0%
5,371,000	Apollo Management Holdings L.P. (b) (d)	4.95%	01/14/50	4,513,958
8,435,000	Ares Finance Co. III LLC (b) (d)	4.13%	06/30/51	6,318,025
1,370,000	Bank of New York Mellon (The) Corp., Series I (d)	3.75%	(a)	1,136,963
13,000,000	Charles Schwab (The) Corp., Series G (d)	5.38%	(a)	12,742,753
3,000,000	Charles Schwab (The) Corp., Series H (d)	4.00%	(a)	2,353,466
15,529,000	Charles Schwab (The) Corp., Series I (d)	4.00%	(a)	13,882,771
250,000	Charles Schwab (The) Corp., Series K (d)	5.00%	(a)	226,174
6,243,000	Credit Suisse Group AG (c) (d) (g) (h)	5.25%	(a)	0
2,057,000	Credit Suisse Group AG (c) (d) (g) (h)	6.25%	(a)	0
7,770,000	Credit Suisse Group AG (c) (d) (g) (h)	6.38%	(a)	0
4,150,000	Credit Suisse Group AG (c) (d) (g) (h)	7.50%	(a)	0
18,000,000	Credit Suisse Group AG (c) (d) (g) (h)	9.75%	(a)	0
9,950,000	Deutsche Bank AG, Series 2020 (c) (d)	6.00%	(a)	8,330,066
4,180,000	EFG International AG (c) (d) (e)	5.50%	(a)	3,211,494
1,200,000	Goldman Sachs Group (The), Inc., Series R (d)	4.95%	(a)	1,134,732
2,899,000	Goldman Sachs Group (The), Inc., Series T (d)	3.80%	(a)	2,398,716
3,185,000	Goldman Sachs Group (The), Inc., Series U (d)	3.65%	(a)	2,605,416
693,000	Macquarie Bank Ltd. (b) (c) (d)	6.13%	(a)	634,793

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Capital Markets (Continued)
$811,000	Morgan Stanley, Series M (d)	5.88%	(a)	$773,542
				60,262,869
	Construction Materials – 0.5%
4,800,000	Cemex SAB de CV (b) (d)	9.13%	(a)	4,998,212
	Consumer Finance – 1.5%
3,105,000	Ally Financial, Inc., Series B (d)	4.70%	(a)	2,365,622
3,846,000	Ally Financial, Inc., Series C (d)	4.70%	(a)	2,700,973
9,347,000	American Express Co. (d)	3.55%	(a)	7,865,819
1,932,000	Capital One Financial Corp., Series M (d)	3.95%	(a)	1,542,605
				14,475,019
	Electric Utilities – 2.4%
1,349,000	American Electric Power Co., Inc. (d)	3.88%	02/15/62	1,095,226
827,000	Edison International, Series A (d)	5.38%	(a)	736,013
5,331,000	Edison International, Series B (d)	5.00%	(a)	4,619,159
4,520,000	Emera, Inc., Series 16-A (d)	6.75%	06/15/76	4,412,503
5,711,000	NextEra Energy Capital Holdings, Inc. (d)	5.65%	05/01/79	5,341,077
7,500,000	Southern California Edison Co., Series E, 3 Mo. LIBOR + 4.20% (f)	9.50%	(a)	7,508,250
				23,712,228
	Financial Services – 3.1%
3,000,000	American AgCredit Corp. (b) (d)	5.25%	(a)	2,666,250
4,200,000	Capital Farm Credit ACA, Series 1 (b) (d)	5.00%	(a)	3,759,000
650,000	Compeer Financial ACA (b) (d)	4.88%	(a)	586,625
21,096,000	Corebridge Financial, Inc. (d)	6.88%	12/15/52	20,617,229
2,512,000	Equitable Holdings, Inc., Series B (d)	4.95%	(a)	2,442,695
755,000	Voya Financial, Inc., Series A (d)	6.13%	(a)	737,610
				30,809,409
	Food Products – 1.0%
1,200,000	Dairy Farmers of America, Inc. (g)	7.13%	(a)	1,077,000
1,056,000	Land O’Lakes Capital Trust I (g)	7.45%	03/15/28	997,920
6,146,000	Land O’Lakes, Inc. (b)	7.00%	(a)	5,080,806
2,220,000	Land O’Lakes, Inc. (b)	7.25%	(a)	1,764,012
400,000	Land O’Lakes, Inc. (e)	7.25%	(a)	317,840
535,000	Land O’Lakes, Inc. (b)	8.00%	(a)	502,900
				9,740,478
	Insurance – 13.6%
3,500,000	Allianz SE (b) (d)	3.50%	(a)	2,965,270
4,288,000	Assurant, Inc. (d)	7.00%	03/27/48	4,181,845
2,300,000	Assured Guaranty Municipal Holdings, Inc. (b) (d)	6.40%	12/15/66	2,061,946
1,700,000	Assured Guaranty Municipal Holdings, Inc. (d) (e)	6.40%	12/15/66	1,524,047
6,496,000	AXIS Specialty Finance LLC (d)	4.90%	01/15/40	5,226,603
10,200,000	CNP Assurances SACA (d) (e)	4.88%	(a)	7,712,159
1,332,000	Enstar Finance LLC (d)	5.75%	09/01/40	1,166,421
10,538,000	Enstar Finance LLC (d)	5.50%	01/15/42	8,202,788
5,000,000	Global Atlantic Fin Co. (b)	7.95%	06/15/33	5,014,150
14,102,000	Global Atlantic Fin Co. (b) (d)	4.70%	10/15/51	10,176,109
13,880,000	Hartford Financial Services Group (The), Inc., 3 Mo. LIBOR + 2.13% (b) (f)	7.45%	02/12/47	11,887,938
2,464,000	Kuvare US Holdings, Inc. (b) (d)	7.00%	02/17/51	2,562,560
3,631,000	La Mondiale SAM (d) (e)	5.88%	01/26/47	3,480,931
6,850,000	Lancashire Holdings Ltd. (d) (e)	5.63%	09/18/41	5,694,830

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (Continued)
	Insurance (Continued)
$8,300,000	Liberty Mutual Group, Inc. (b) (d)	4.13%	12/15/51	$6,651,583
6,585,000	Liberty Mutual Group, Inc. (b)	4.30%	02/01/61	4,102,525
18,876,000	Lincoln National Corp., Series C (d)	9.25%	(a)	20,056,416
2,501,000	Markel Corp. (d)	6.00%	(a)	2,433,033
6,514,000	MetLife, Inc.	6.40%	12/15/36	6,521,271
2,900,000	MetLife, Inc. (b)	9.25%	04/08/38	3,353,459
10,415,000	Prudential Financial, Inc. (d)	6.00%	09/01/52	10,007,716
8,200,000	QBE Insurance Group Ltd. (b) (d)	5.88%	(a)	7,890,508
2,850,000	QBE Insurance Group Ltd. (d) (e)	6.75%	12/02/44	2,823,715
300,000	QBE Insurance Group Ltd. (d) (e)	5.88%	06/17/46	288,433
				135,986,256
	Multi-Utilities – 5.5%
15,645,000	Algonquin Power & Utilities Corp. (d)	4.75%	01/18/82	12,638,813
10,013,000	CenterPoint Energy, Inc., Series A (d)	6.13%	(a)	9,817,979
2,148,000	CMS Energy Corp. (d)	3.75%	12/01/50	1,659,228
9,925,000	Dominion Energy, Inc., Series B (d)	4.65%	(a)	9,086,371
14,297,000	Dominion Energy, Inc., Series C (d)	4.35%	(a)	12,344,030
11,003,000	Sempra (d)	4.13%	04/01/52	9,052,241
				54,598,662
	Oil, Gas & Consumable Fuels – 8.6%
9,384,000	Buckeye Partners L.P., 3 Mo. LIBOR + 4.02% (f)	9.63%	01/22/78	8,001,408
1,026,000	Enbridge, Inc. (d)	6.25%	03/01/78	951,357
9,765,000	Enbridge, Inc. (d)	7.63%	01/15/83	9,890,978
7,398,000	Enbridge, Inc., Series 16-A (d)	6.00%	01/15/77	7,001,268
7,504,000	Enbridge, Inc., Series 20-A (d)	5.75%	07/15/80	6,868,491
1,069,000	Energy Transfer L.P., Series B (d)	6.63%	(a)	851,191
16,973,000	Energy Transfer L.P., Series F (d)	6.75%	(a)	15,480,625
15,403,000	Energy Transfer L.P., Series G (d)	7.13%	(a)	13,566,980
728,000	Energy Transfer L.P., Series H (d)	6.50%	(a)	661,247
278,000	Enterprise Products Operating LLC (d)	5.38%	02/15/78	234,021
1,402,000	Enterprise Products Operating LLC, 3 Mo. LIBOR + 2.78% (f)	8.27%	06/01/67	1,311,699
9,377,000	Enterprise Products Operating LLC, Series D, 3 Mo. LIBOR + 2.99% (f)	8.30%	08/16/77	9,383,935
2,950,000	Enterprise Products Operating LLC, Series E (d)	5.25%	08/16/77	2,625,263
8,285,000	Transcanada Trust (d)	5.50%	09/15/79	7,077,505
2,650,000	Transcanada Trust (d)	5.60%	03/07/82	2,235,639
				86,141,607
	Retail REITs – 1.5%
6,204,000	Scentre Group Trust 2 (b) (d)	4.75%	09/24/80	5,584,524
11,220,000	Scentre Group Trust 2 (b) (d)	5.13%	09/24/80	9,469,737
				15,054,261
	Trading Companies & Distributors – 2.1%
13,172,000	AerCap Holdings N.V. (d)	5.88%	10/10/79	12,752,419
1,127,000	Air Lease Corp., Series B (d)	4.65%	(a)	1,002,256
8,940,000	Aircastle Ltd. (b) (d)	5.25%	(a)	6,794,400
				20,549,075
	Total Capital Preferred Securities			934,153,334
	(Cost $994,775,893)

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 1.6%
	Insurance – 1.6%
$16,900,342	Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. (b) (i)	7.63%	10/15/25	$15,827,508
	(Cost $17,059,825)
CORPORATE BONDS AND NOTES – 0.2%
	Insurance – 0.2%
2,168,000	AmTrust Financial Services, Inc.	6.13%	08/15/23	2,159,965
	(Cost $2,168,688)

Total Investments – 97.4%	970,562,552
(Cost $1,034,758,000)
Net Other Assets and Liabilities – 2.6%	25,533,751
Net Assets – 100.0%	$996,096,303

(a)	Perpetual maturity.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2023, securities noted as such amounted to $221,626,521 or 22.2% of net assets.
(c)	This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At July 31, 2023, securities noted as such amounted to $256,553,765 or 25.8% of net assets. Of these securities, 7.2% originated in emerging markets, and 92.8% originated in foreign markets.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Floating or variable rate security.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	These notes are Senior Payment-in-kind (“PIK”) Toggle Notes whereby the issuer may, at its option, elect to pay interest on the notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue on the notes at a rate of 7.63% per annum (“Cash Interest Rate”) and PIK interest will accrue on the notes at a rate per annum equal to the Cash Interest Rate plus 75 basis points. For the fiscal year-to-date period (November 1, 2022 through July 31, 2023), this security paid all of its interest in cash.

Abbreviations throughout the Portfolio of Investments:
CME	Chicago Mercantile Exchange
CSA	Credit Spread Adjustment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 7/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
$1,000 Par Preferred Securities*	$ 18,421,745	$ 18,421,745	$ —	$ —
Capital Preferred Securities:
Capital Markets	60,262,869	—	60,262,869	—**
Other Industry Categories*	873,890,465	—	873,890,465	—
Foreign Corporate Bonds and Notes*	15,827,508	—	15,827,508	—
Corporate Bonds and Notes*	2,159,965	—	2,159,965	—
Total Investments	$ 970,562,552	$ 18,421,745	$ 952,140,807	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at October 31, 2022
Capital Preferred Securities	$—
Net Realized Gain (Loss)	—
Net Change in Unrealized Appreciation/Depreciation
Purchases	—
Sales	—
Transfers In	—
Capital Preferred Securities	—**
Transfers Out	—
Ending Balance at July 31, 2023
Capital Preferred Securities	—**
Total Level 3 Holdings	$—**

** Investments are valued at $0.
There was a net change of $(32,225,204) in unrealized appreciation (depreciation) from Level 3 investments held as of July 31, 2023.

First Trust Institutional Preferred Securities and Income ETF (FPEI)
Portfolio of Investments (Continued)
July 31, 2023 (Unaudited)

Restricted Securities
As of July 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Par Amount	Current Price	Carrying Cost	Value	% of Net Assets
FPEI
Credit Suisse Group AG, 5.25%	08/04/20-06/07/22	$ 6,243,000	$—	$5,700,079	$—	—%
Credit Suisse Group AG, 6.25%	12/02/21-06/07/22	2,057,000	—	2,049,567	—	—
Credit Suisse Group AG, 6.38%	08/14/19-10/26/22	7,770,000	—	6,580,250	—	—
Credit Suisse Group AG, 7.50%	07/09/18-02/21/20	4,150,000	—	4,406,751	—	—
Credit Suisse Group AG, 9.75%	06/16/22-12/22/22	18,000,000	—	16,656,250	—	—
Dairy Farmers of America, Inc., 7.13%	01/21/21-12/08/21	1,200,000	89.75	1,222,750	1,077,000	0.11
Land O’Lakes Capital Trust I, 7.45%, 03/15/28	05/04/18-06/15/21	1,056,000	94.50	1,134,925	997,920	0.10
				$37,750,572	$2,074,920	0.21%

Additional Information
First Trust Exchange-Traded Fund III
July 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.